Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011
Notional and fair values of derivatives outstanding
Master netting agreements, number of contracts in default to allow for netting of derivative assets and liabilities	1	1
Asset Derivatives, Fair Value		$ 54	$ 198
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Interest rate cap agreements | Unrelated counterparty
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)	2	2
Derivatives designated as hedging instruments | Interest rate swap agreements
Notional and fair values of derivatives outstanding
Liability Derivatives, Notional Value	263,727	336,125	480,912
Liability Derivatives, Fair Value	(13,982)	(20,933)	(31,756)
Derivatives not designated as hedging instruments | Interest rate cap agreements
Notional and fair values of derivatives outstanding
Asset Derivatives, Notional Value		65,985	77,946
Asset Derivatives, Fair Value		$ 54	$ 198
Matured derivative contracts | Foreign exchange swap agreements | Related counterparty
Notional and fair values of derivatives outstanding
Number of derivative agreements (in contracts)			2